(10) DEFERRED TAX ASSETS AND LIABILITIES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Social Contribution Credit (Debit) [Member]
Temporarily nondeductible differences
Provision for tax, civil and labor risks	R$ 41,817	R$ 57,635
Private pension fund	4,006	2,913
Allowance for doubtful debts	33,288	30,316
Free energy supply	9,632	9,166
Research and development and energy efficiency programs	33,289	27,506
Personnel-related provisions	6,225	5,208
Depreciation rate difference	4,097	4,764
Derivatives	(46,344)	(58,698)
Recognition of concession - adjustment of intangible asset (IFRS)	(5,352)	(6,399)
Recognition of concession - adjustment of financial asset (IFRS)	(171,599)	(148,561)
Actuarial losses (IFRS)	25,567	26,001
Fair value adjustment - Derivatives	(8,670)	2,711
Fair value adjustment - Debts	9,440	(1,854)
Others	(28,477)	(18,030)
Temporarily nondeductible differences - accumulated comprehensive income:
Property, plant and equipment - adjustment of deemed cost (IFRS)	(45,568)	(48,806)
Actuarial losses (IFRS)	137,853	58,071
Fair value adjustment - Derivatives	(318)	(89)
Fair value adjustment - Debts	(6,638)	(6,683)
Deferred taxes - asset:
Provision for tax, civil and labor risks	10,748	11,620
Fair value of property, plant and equipment (negative value added of assets)	18,344	19,817
Deferred taxes - liability:
Value added derived from determination of deemed cost	(19,177)	(24,690)
Intangible asset - exploration right/authorization in indirect subsidiaries acquired	(216,651)	(227,199)
Other temporary differences	(4,128)	(6,976)
Total	(218,616)	(292,257)
Income Tax Credit (Debit) [Member]
Temporarily nondeductible differences
Provision for tax, civil and labor risks	116,158	160,096
Private pension fund	11,127	8,093
Allowance for doubtful debts	92,466	84,211
Free energy supply	26,756	25,462
Research and development and energy efficiency programs	92,468	76,405
Personnel-related provisions	17,293	14,467
Depreciation rate difference	11,380	13,235
Derivatives	(128,733)	(163,051)
Recognition of concession - adjustment of intangible asset (IFRS)	(14,867)	(17,775)
Recognition of concession - adjustment of financial asset (IFRS)	(476,664)	(410,608)
Actuarial losses (IFRS)	71,020	72,223
Fair value adjustment - Derivatives	(24,082)	7,532
Fair value adjustment - Debts	26,222	(5,147)
Others	(77,238)	(50,236)
Temporarily nondeductible differences - accumulated comprehensive income:
Property, plant and equipment - adjustment of deemed cost (IFRS)	(126,578)	(135,572)
Actuarial losses (IFRS)	382,925	161,307
Fair value adjustment - Derivatives	(883)	(247)
Fair value adjustment - Debts	(18,439)	(18,567)
Deferred taxes - asset:
Provision for tax, civil and labor risks	29,855	32,277
Fair value of property, plant and equipment (negative value added of assets)	50,955	55,047
Deferred taxes - liability:
Value added derived from determination of deemed cost	(53,270)	(68,584)
Intangible asset - exploration right/authorization in indirect subsidiaries acquired	(601,809)	(631,106)
Other temporary differences	(8,995)	(19,379)
Total	(602,934)	(809,917)
PIS And COFINS Credit (Debit) [Member]
Temporarily nondeductible differences
Provision for tax, civil and labor risks
Private pension fund
Allowance for doubtful debts
Free energy supply
Research and development and energy efficiency programs
Personnel-related provisions
Depreciation rate difference
Derivatives
Recognition of concession - adjustment of intangible asset (IFRS)
Recognition of concession - adjustment of financial asset (IFRS)
Actuarial losses (IFRS)
Fair value adjustment - Derivatives
Fair value adjustment - Debts
Others	(10,380)	(10,086)
Temporarily nondeductible differences - accumulated comprehensive income:
Property, plant and equipment - adjustment of deemed cost (IFRS)
Actuarial losses (IFRS)
Fair value adjustment - Derivatives
Fair value adjustment - Debts
Deferred taxes - asset:
Provision for tax, civil and labor risks
Fair value of property, plant and equipment (negative value added of assets)
Deferred taxes - liability:
Value added derived from determination of deemed cost
Intangible asset - exploration right/authorization in indirect subsidiaries acquired
Other temporary differences
Total	R$ (10,380)	R$ (10,086)